CONTRACTUAL COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2024
Disclosure of other provisions, contingent liabilities and contingent assets [Abstract]
CONTRACTUAL COMMITMENTS AND CONTINGENCIES	CONTRACTUAL COMMITMENTS AND CONTINGENCIES

	US Dollars
Figures in millions	2024	2023	2022

Capital commitments
Acquisition of tangible assets
Contracted for	224	141	178
Not contracted for	345	392	259
Authorised based on Group’s approval framework	569	533	437
Allocated to:
Non-sustaining capital
- within one year	289	240	155
- thereafter	—	74	39
	289	314	194
Sustaining capital
- within one year	280	205	243
- thereafter	—	14	—
	280	219	243

Share of underlying capital commitments of joint ventures included above	—	—	—

Purchase obligations
Contracted for
- within one year	640	428	436
- thereafter	595	271	575
	1,235	699	1,011
Purchase obligations
Purchase obligations represent contractual obligations for the purchase of mining contract services, power, supplies, consumables, inventories, explosives and activated carbon.
To service these capital commitments, purchase obligations and other operational requirements, the Group is dependent on existing cash resources, cash generated from operations and borrowings (in the form of bonds and credit facilities). As part of the management of liquidity, funding and interest rate risk, the Group regularly evaluates market conditions and may enter into transactions, from time to time, to repurchase outstanding debt, pursuant to open market purchases, privately negotiated transactions, tender offers or other means.
Cash generated from operations is subject to operational, market and other risks. Distributions from operations may be subject to foreign investment, exchange control laws and regulations, and the quantity of foreign exchange available in offshore countries.
In addition, distributions from joint ventures are subject to relevant Board approvals.
The credit facilities and other finance arrangements contain financial covenants and other similar undertakings. To the extent that external borrowings are required, the Group’s covenant performance indicates that existing financing facilities will be available to meet the above commitments. The financing facilities which mature in the near future are disclosed in current liabilities. The
Group believes that sufficient measures are in place to ensure that these facilities can be refinanced.
Litigation claims
On 27 March 2023, Altius Royalty Corporation (Altius) initiated arbitration proceedings in Vancouver, B.C., Canada against
AngloGold Ashanti North America Inc. (AGANA) regarding the geographic scope of a 1.5 percent net smelter returns royalty.
Altius asserted the royalty should be broadly interpreted to cover nearly all claims controlled by AGANA in the Beatty, Nevada mining district, including claims related to the Expanded Silicon project as well as claims acquired in 2022 as part of the Corvus
Gold Inc. and Coeur Sterling, Inc. acquisitions. On 7 January 2025, the arbitration panel delivered a partial award which made final rulings regarding the proper interpretation of the royalty agreement and scope of the royalty. The partial award directed the parties to confer in an attempt to reach mutual agreement regarding how its rulings in the partial award would apply to the lands controlled by AGANA. When agreement was not reached, the parties subsequently made further submissions to the arbitration panel advancing their respective understandings of the application of the partial award. The parties are currently awaiting further instruction or a final award from the arbitration panel.  In view of the uncertainty that remains regarding the area that will be determined subject to the royalty and the limitation of current information for the estimation of a liability, no reasonable estimate can be made for the obligation that may arise in relation to this arbitration.
Brazil - AngloGold Ashanti Mineração and Serra Grande
The Brazil Tax Authority has challenged various aspects of the companies’ tax returns for periods from 2005 to 2016 on VAT, social security contributions, property taxes and federal contributions on royalties. The collective contingent liability on the various matters is $37m. There is uncertainty whether the amounts are due under the applicable laws, but the Group believes there is a chance of an adverse outcome.